Interest in significant operating subsidiaries (Tables)	12 Months Ended
Jun. 30, 2018
Interest in significant operating subsidiaries
Schedule of interest in significant operating subsidiaries

	Country of		% of equity owned		Investment at cost (Rm)¹
Name	incorporation	Nature of activities	2018	2017	2018	2017
Significant operating subsidiaries Direct
Sasol Mining Holdings (Pty) Ltd	South Africa	Holding company of the group’s mining interests	100	100	9 163	8 638
Sasol Technology (Pty) Ltd	South Africa	Engineering services, research and development and technology transfer	100	100	316	316
Sasol Financing Ltd	South Africa	Management of cash resources, investments and procurement of loans (for South African operations)	100	100	422	5 479
Sasol Investment Company (Pty) Ltd	South Africa	Holding company for foreign investments	100	100	62 580	54 665
Sasol South Africa Ltd	South Africa	Integrated petrochemicals and energy company	100	100	28 066	19 704
Sasol Middle East and India (Pty) Ltd	South Africa	Develop and implement international GTL and CTL ventures	100	100	10 092	10 094
Sasol Africa (Pty) Ltd	South Africa	Exploration, development, production, marketing and distribution of natural oil and gas and associated products	100	100	8 069	7 270
Sasol Oil (Pty) Ltd	South Africa	Marketing of fuels and lubricants	75	75	657	651
Sasol New Energy Holdings (Pty) Ltd	South Africa	Developing lower-carbon energy solutions	100	100	932	1 545

(1)	The cost of these investments represents the holding company’s investment in the subsidiaries, which eliminate on consolidation.

	Country of		% of equity owned
Name	incorporation	Nature of activities	2018	2017
Significant operating subsidiaries Indirect
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (Rompco)*	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	50	50
Sasol Financing International Limited	South Africa	Management of cash resources, investment and procurement of loans (for our foreign operations)	100	100
Sasol Germany GmbH	Germany	Production, marketing and distribution of chemical products	100	100
Sasol Italy SpA	Italy	Trading and transportation of oil products, petrochemicals and chemical products and derivatives	100	100
Sasol Mining (Pty) Ltd	South Africa	Coal mining activities	90	90
Sasol Canada Holdings Limited	Canada	Exploration, development, production, marketing and distribution of natural oil and gas and associated products in Canada	100	100
Sasol Chemicals (USA) LLC	United States of America	Production, marketing and distribution of chemical products	100	100

*	Through contractual arrangements Sasol exercises control over the relevant activities of Rompco.